Debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt
Total debt excluding debt securities issued	kr 2,247	kr 2,317
Total debt securities issued	255,600	222,516
Total	257,847	224,833
SKR
Debt
Total	2,098	1,116
USD
Debt
Total	166,827	119,112
JPY
Debt
Total	34,929	32,988
EUR
Debt
Total	21,188	29,191
Other
Debt
Total	32,805	42,426
Exchange-rate related contracts
Debt
Total debt securities issued	2,097	33,016
Total	2,097	33,016
Interest rate related contracts
Debt
Total debt excluding debt securities issued	2,247	2,317
Total debt securities issued	252,624	188,607
Total	254,871	190,924
Equity related contracts
Debt
Total debt securities issued	783	779
Total	783	779
Contracts related to raw materials, credit risk etc
Debt
Total debt securities issued	96	114
Total	kr 96	kr 114